CAPITAL AND FINANCIAL RISK MANAGEMENT - Capital management (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Capital and financial risk management
Long-term debt	$ 1,732.6	$ 1,733.2
Total debt	1,732.6	1,733.2
Common shareholders' equity	$ 4,583.6	$ 4,145.5
Total debt/ total debt and common shareholders' equity ratio	27.40%	29.50%
Minimum
Capital and financial risk management
Company target	0.00%	0.00%
Maximum
Capital and financial risk management
Company target	30.00%	30.00%